Employee benefits (Narrative) (Details) (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	48 Months Ended
	Dec. 31, 2014 member company	Dec. 31, 2013	Dec. 31, 2012	Jul. 25, 2013	Dec. 31, 2011 plan	Dec. 31, 2014	Mar. 15, 2013
Defined Benefit Plan Disclosure [Line Items]
Number of contributing members covered by multiemployer union plan	145,000
Number of companies covered by multiemployer union plan	1,260
Maximum percentage of total contribution by entity to multiemployer union plan (less than 5%)	5.00%
Percentage of minimum coverage ratio	104.30%
Percentage of coverage ratio of the multiemployer union plan	102.00%	103.40%
Pension premium percentage	23.60%	24.10%
Actual return on plan assets	€ 229	€ 431
Company contribution	1,162	1,233
Options vesting period	3 years
Options granted	0
Options outstanding (in shares)	2,789,561	3,308,502				2,789,561
Weighted average fair values of employee stock options granted (in euro per share)		€ 10.22	€ 12.27
Total intrinsic value of options exercised	7,311	1,651	2,209
Shares sold upon exercise of options by employees (in shares)	354,650
Aggregate intrinsic value of all options outstanding	41,019					41,019
Aggregate intrinsic value of all options exercisable	22,504					22,504
Compensation expenses for stock options	7,417	4,440	3,242
Compensation expense true up for lower non-vesting assessment	€ 971
ASM International N.V. [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of contributing members covered by multiemployer union plan	143
Options granted	0
Options outstanding (in shares)	655,921	655,921				655,921
Shares sold upon exercise of options by employees (in shares)	0
Asm Pacific Technology Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of stake sold							11.88%
Capital distribution				€ 4.25
Theoretical adjustment ratio				0.84794
2011 Long-Term Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of outstanding stock maximum					7.50%
Number of sub-plans included in stock option plan					2
Options vesting period					3 years
Expiration period					4 years
Options granted						2,172,455
Percentage of shares outstanding during Stock Option Plan	4.40%					4.40%
2014 Long-Term Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of outstanding stock maximum					7.50%
Number of sub-plans included in stock option plan	2
Maximum percentage of limited shares on issued ordinary share capital	5.00%
Transition period	4 years
Percentage of outstanding stock allowed	5.00%
Options granted	0
New Share Issues [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares sold upon exercise of options by employees (in shares)	354,650	125,402	144,570
Restricted Stock Units (RSUs) [Member]
Defined Benefit Plan Disclosure [Line Items]
Restricted shares outstanding	10,215					10,215